UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: July 31, 2014

*	This Form N-Q pertains only to the following series of the Registrant: MFS Lifetime Income Fund (MFS Lifetime Retirement Income Fund prior to August 28, 2014), MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, and MFS Lifetime 2055 Fund. As of June 20, 2014, MFS Lifetime 2010 Fund was reorganized into MFS Lifetime Income Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2014

MFS® LIFETIME® RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS

7/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.9%
MFS Absolute Return Fund - Class R5	955,808	$9,242,645
MFS Commodity Strategy Fund - Class R5 (v)	535,758	4,618,237
MFS Emerging Markets Debt Fund - Class R5	302,453	4,621,481
MFS Global Bond Fund - Class R5	2,402,712	23,090,062
MFS Global Real Estate Fund - Class R5 (v)	286,820	4,617,797
MFS Government Securities Fund - Class R5	4,598,708	46,217,013
MFS Growth Fund - Class R5	265,121	18,425,938
MFS High Income Fund - Class R5	3,860,151	13,857,942
MFS Inflation-Adjusted Bond Fund - Class R5	4,319,277	46,216,269
MFS International Growth Fund - Class R5	161,738	4,577,197
MFS International Value Fund - Class R5	132,304	4,608,158
MFS Limited Maturity Fund - Class R5	15,330,547	92,443,201
MFS Mid Cap Growth Fund - Class R5 (a)	968,873	13,845,196
MFS Mid Cap Value Fund - Class R5	664,690	13,752,443
MFS New Discovery Fund - Class R5	173,582	4,615,555
MFS New Discovery Value Fund - Class R5	360,383	4,587,676
MFS Research Bond Fund - Class R5	9,310,465	101,670,275
MFS Research Fund - Class R5	483,166	18,345,830
MFS Research International Fund - Class R5	770,089	13,807,690
MFS Value Fund - Class R5	542,473	18,297,619
Total Underlying Affiliated Funds		$461,458,224

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	437,168	$437,168
Total Investments		$461,895,392

Other Assets, Less Liabilities - 0.0%		183,847
Net Assets - 100.0%		$462,079,239

(a)	Non-income producing security
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$461,895,392	$—	$—	$461,895,392

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$421,677,625
Gross unrealized appreciation	42,530,117
Gross unrealized depreciation	(2,312,350)
Net unrealized appreciation (depreciation)	$40,217,767

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	703,201	267,053	(14,446)	955,808
MFS Commodity Strategy Fund	366,259	176,699	(7,200)	535,758
MFS Emerging Markets Debt Fund	228,257	82,348	(8,152)	302,453
MFS Global Bond Fund	1,783,306	657,232	(37,826)	2,402,712
MFS Global Real Estate Fund	223,840	73,427	(10,447)	286,820
MFS Government Securities Fund	3,391,560	1,285,351	(78,203)	4,598,708
MFS Growth Fund	202,682	70,074	(7,635)	265,121
MFS High Income Fund	2,806,788	1,097,113	(43,750)	3,860,151
MFS Inflation-Adjusted Bond Fund	3,235,720	1,193,433	(109,876)	4,319,277
MFS Institutional Money Market Portfolio	13	49,039,713	(48,602,558)	437,168
MFS International Growth Fund	120,188	43,614	(2,064)	161,738
MFS International Value Fund	99,184	35,531	(2,411)	132,304
MFS Limited Maturity Fund	11,254,375	4,335,072	(258,900)	15,330,547
MFS Mid Cap Growth Fund	733,199	259,707	(24,033)	968,873
MFS Mid Cap Value Fund	501,592	176,475	(13,377)	664,690
MFS New Discovery Fund	127,685	54,493	(8,596)	173,582
MFS New Discovery Value Fund	258,369	111,151	(9,137)	360,383
MFS Research Bond Fund	6,881,078	2,580,771	(151,384)	9,310,465
MFS Research Fund	368,343	126,112	(11,289)	483,166
MFS Research International Fund	572,576	209,242	(11,729)	770,089
MFS Value Fund	408,212	147,284	(13,023)	542,473

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(5,759)	$—	$15,452	$9,242,645
MFS Commodity Strategy Fund	(8,169)	—	—	4,618,237
MFS Emerging Markets Debt Fund	(7,268)	—	49,937	4,621,481
MFS Global Bond Fund	(38,150)	—	202,531	23,090,062

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Real Estate Fund	$3,471	$—	$—	$4,617,797
MFS Government Securities Fund	(38,045)	—	253,956	46,217,013
MFS Growth Fund	7,377	29,946	—	18,425,938
MFS High Income Fund	(2,503)	—	188,179	13,857,942
MFS Inflation-Adjusted Bond Fund	(86,254)	—	229,319	46,216,269
MFS Institutional Money Market Portfolio	—	—	158	437,168
MFS International Growth Fund	787	—	—	4,577,197
MFS International Value Fund	1,965	—	—	4,608,158
MFS Limited Maturity Fund	(38,548)	—	297,919	92,443,201
MFS Mid Cap Growth Fund	3,727	—	—	13,845,196
MFS Mid Cap Value Fund	7,047	—	—	13,752,443
MFS New Discovery Fund	(1,613)	—	—	4,615,555
MFS New Discovery Value Fund	133	91,684	—	4,587,676
MFS Research Bond Fund	(26,382)	—	643,449	101,670,275
MFS Research Fund	8,210	—	—	18,345,830
MFS Research International Fund	2,200	—	—	13,807,690
MFS Value Fund	6,942	—	93,735	18,297,619

	$(210,832)	$121,630	$1,974,635	$461,895,392

(4) Subsequent Event

Effective August 28, 2014, the fund changed its name from MFS Lifetime Retirement Income Fund to MFS Lifetime Income Fund.

4

QUARTERLY REPORT

July 31, 2014

MFS® LIFETIME® 2015 FUND

PORTFOLIO OF INVESTMENTS

7/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.8%
MFS Absolute Return Fund - Class R5	97,473	$942,567
MFS Commodity Strategy Fund - Class R5 (v)	54,602	470,668
MFS Emerging Markets Debt Fund - Class R5	45,300	692,181
MFS Global Bond Fund - Class R5	245,123	2,355,634
MFS Global Real Estate Fund - Class R5 (v)	29,027	467,338
MFS Government Securities Fund - Class R5	469,980	4,723,296
MFS Growth Fund - Class R5	29,805	2,071,425
MFS High Income Fund - Class R5	454,646	1,632,179
MFS Inflation-Adjusted Bond Fund - Class R5	441,678	4,725,955
MFS International Growth Fund - Class R5	20,232	572,574
MFS International Value Fund - Class R5	16,487	574,237
MFS Limited Maturity Fund - Class R5	1,382,784	8,338,190
MFS Mid Cap Growth Fund - Class R5 (a)	104,894	1,498,936
MFS Mid Cap Value Fund - Class R5	72,684	1,503,826
MFS New Discovery Fund - Class R5	17,344	461,173
MFS New Discovery Value Fund - Class R5	36,489	464,501
MFS Research Bond Fund - Class R5	900,893	9,837,749
MFS Research Fund - Class R5	54,526	2,070,343
MFS Research International Fund - Class R5	83,932	1,504,905
MFS Value Fund - Class R5	61,420	2,071,686
Total Underlying Affiliated Funds		$46,979,363

Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	180,247	$180,247
Total Investments		$47,159,610

Other Assets, Less Liabilities - (0.2)%		(106,396)
Net Assets - 100.0%		$47,053,214

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$47,159,610	$—	$—	$47,159,610

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$45,486,767
Gross unrealized appreciation	1,975,227
Gross unrealized depreciation	(302,384)
Net unrealized appreciation (depreciation)	$1,672,843

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	95,294	5,843	(3,664)	97,473
MFS Commodity Strategy Fund	49,516	6,834	(1,748)	54,602
MFS Emerging Markets Debt Fund	48,618	1,324	(4,642)	45,300
MFS Global Bond Fund	242,013	15,368	(12,258)	245,123
MFS Global Real Estate Fund	30,310	919	(2,202)	29,027
MFS Government Securities Fund	460,028	29,085	(19,133)	469,980
MFS Growth Fund	31,336	1,428	(2,959)	29,805
MFS High Income Fund	453,225	22,499	(21,078)	454,646
MFS Inflation-Adjusted Bond Fund	438,507	28,516	(25,345)	441,678
MFS Institutional Money Market Portfolio	13	2,432,918	(2,252,684)	180,247
MFS International Growth Fund	20,957	735	(1,460)	20,232
MFS International Value Fund	17,267	433	(1,213)	16,487
MFS Limited Maturity Fund	1,308,246	110,640	(36,102)	1,382,784
MFS Mid Cap Growth Fund	108,493	5,943	(9,542)	104,894
MFS Mid Cap Value Fund	74,485	3,429	(5,230)	72,684
MFS New Discovery Fund	17,044	2,939	(2,639)	17,344
MFS New Discovery Value Fund	34,788	4,504	(2,803)	36,489
MFS Research Bond Fund	872,946	59,023	(31,076)	900,893
MFS Research Fund	57,058	2,255	(4,787)	54,526
MFS Research International Fund	85,107	3,960	(5,135)	83,932
MFS Value Fund	63,210	2,608	(4,398)	61,420

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(211)	$—	$1,712	$942,567
MFS Commodity Strategy Fund	(593)	—	—	470,668
MFS Emerging Markets Debt Fund	(3,626)	—	8,518	692,181
MFS Global Bond Fund	(7,788)	—	22,636	2,355,634

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Real Estate Fund	$1,344	$—	$—	$467,338
MFS Government Securities Fund	(6,148)	—	28,437	4,723,296
MFS Growth Fund	5,275	4,548	—	2,071,425
MFS High Income Fund	(189)	—	24,687	1,632,179
MFS Inflation-Adjusted Bond Fund	(16,137)	—	25,209	4,725,955
MFS Institutional Money Market Portfolio	—	—	12	180,247
MFS International Growth Fund	896	—	—	572,574
MFS International Value Fund	1,137	—	—	574,237
MFS Limited Maturity Fund	(2,758)	—	29,104	8,338,190
MFS Mid Cap Growth Fund	1,959	—	—	1,498,936
MFS Mid Cap Value Fund	2,096	—	—	1,503,826
MFS New Discovery Fund	(1,067)	—	—	461,173
MFS New Discovery Value Fund	(574)	12,281	—	464,501
MFS Research Bond Fund	(3,273)	—	79,002	9,837,749
MFS Research Fund	4,717	—	—	2,070,343
MFS Research International Fund	779	—	—	1,504,905
MFS Value Fund	2,684	—	10,913	2,071,686

	$(21,477)	$16,829	$230,230	$47,159,610

4

QUARTERLY REPORT

July 31, 2014

MFS® LIFETIME® 2020 FUND

PORTFOLIO OF INVESTMENTS

7/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R5	644,059	$6,228,052
MFS Commodity Strategy Fund - Class R5 (v)	599,682	5,169,257
MFS Emerging Markets Debt Fund - Class R5	692,016	10,574,007
MFS Global Bond Fund - Class R5	1,833,855	17,623,346
MFS Global Real Estate Fund - Class R5 (v)	269,998	4,346,964
MFS Government Securities Fund - Class R5	3,507,133	35,246,691
MFS Growth Fund - Class R5	327,951	22,792,603
MFS High Income Fund - Class R5	4,909,010	17,623,346
MFS Inflation-Adjusted Bond Fund - Class R5	2,909,834	31,135,221
MFS International Growth Fund - Class R5	278,150	7,871,632
MFS International New Discovery Fund - Class R5	27,538	822,294
MFS International Value Fund - Class R5	226,002	7,871,632
MFS Limited Maturity Fund - Class R5	4,481,551	27,023,750
MFS Mid Cap Growth Fund - Class R5 (a)	1,159,241	16,565,559
MFS Mid Cap Value Fund - Class R5	800,655	16,565,559
MFS New Discovery Fund - Class R5	148,000	3,935,314
MFS New Discovery Value Fund - Class R5	309,137	3,935,314
MFS Research Bond Fund - Class R5	5,110,614	55,807,905
MFS Research Fund - Class R5	600,279	22,792,603
MFS Research International Fund - Class R5	878,040	15,743,265
MFS Value Fund - Class R5	675,737	22,792,603
Total Underlying Affiliated Funds		$352,466,917

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	5	$5
Total Investments		$352,466,922

Other Assets, Less Liabilities - (0.0)%		(102,498)
Net Assets - 100.0%		$352,364,424

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$352,466,922	$—	$—	$352,466,922

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$304,331,490
Gross unrealized appreciation	49,529,112
Gross unrealized depreciation	(1,393,680)
Net unrealized appreciation (depreciation)	$48,135,432

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	625,802	44,822	(26,565)	644,059
MFS Commodity Strategy Fund	604,263	30,443	(35,024)	599,682
MFS Emerging Markets Debt Fund	713,032	18,303	(39,319)	692,016
MFS Global Bond Fund	1,856,838	69,602	(92,585)	1,833,855
MFS Global Real Estate Fund	301,966	284	(32,252)	269,998
MFS Government Securities Fund	3,526,552	149,531	(168,950)	3,507,133
MFS Growth Fund	347,152	6,588	(25,789)	327,951
MFS High Income Fund	4,867,914	233,344	(192,248)	4,909,010
MFS Inflation-Adjusted Bond Fund	2,879,181	163,062	(132,409)	2,909,834
MFS Institutional Money Market Portfolio	10	5,795,382	(5,795,387)	5
MFS International Growth Fund	288,177	849	(10,876)	278,150
MFS International New Discovery Fund	35,050	—	(7,512)	27,538
MFS International Value Fund	237,584	357	(11,939)	226,002
MFS Limited Maturity Fund	4,164,965	474,623	(158,037)	4,481,551
MFS Mid Cap Growth Fund	1,237,604	19,929	(98,292)	1,159,241
MFS Mid Cap Value Fund	849,726	6,746	(55,817)	800,655
MFS New Discovery Fund	150,246	15,197	(17,443)	148,000
MFS New Discovery Value Fund	305,464	25,206	(21,533)	309,137
MFS Research Bond Fund	5,061,653	272,075	(223,114)	5,110,614
MFS Research Fund	631,387	9,424	(40,532)	600,279
MFS Research International Fund	911,362	6,887	(40,209)	878,040
MFS Value Fund	700,552	11,731	(36,546)	675,737

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(10,578)	$—	$11,503	$6,228,052
MFS Commodity Strategy Fund	(42,375)	—	—	5,169,257
MFS Emerging Markets Debt Fund	(31,306)	—	128,919	10,574,007

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Bond Fund	$(89,848)	$—	$173,970	$17,623,346
MFS Global Real Estate Fund	31,582	—	—	4,346,964
MFS Government Securities Fund	(83,391)	—	218,229	35,246,691
MFS Growth Fund	129,009	50,993	—	22,792,603
MFS High Income Fund	(10,800)	—	269,307	17,623,346
MFS Inflation-Adjusted Bond Fund	(108,972)	—	168,240	31,135,221
MFS Institutional Money Market Portfolio	—	—	21	5
MFS International Growth Fund	15,220	—	—	7,871,632
MFS International New Discovery Fund	69,625	—	—	822,294
MFS International Value Fund	30,457	—	—	7,871,632
MFS Limited Maturity Fund	(22,692)	—	94,461	27,023,750
MFS Mid Cap Growth Fund	151,381	—	—	16,565,559
MFS Mid Cap Value Fund	172,057	—	—	16,565,559
MFS New Discovery Fund	(175)	—	—	3,935,314
MFS New Discovery Value Fund	853	108,344	—	3,935,314
MFS Research Bond Fund	(39,225)	—	459,484	55,807,905
MFS Research Fund	101,638	—	—	22,792,603
MFS Research International Fund	24,998	—	—	15,743,265
MFS Value Fund	65,478	—	121,997	22,792,603

	$352,936	$159,337	$1,646,131	$352,466,922

4

QUARTERLY REPORT

July 31, 2014

MFS® LIFETIME® 2025 FUND

PORTFOLIO OF INVESTMENTS

7/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.8%
MFS Absolute Return Fund - Class R5	97,432	$942,166
MFS Commodity Strategy Fund - Class R5 (v)	352,060	3,034,760
MFS Emerging Markets Debt Fund - Class R5	185,244	2,830,534
MFS Emerging Markets Equity Fund - Class R5	6,594	218,935
MFS Global Bond Fund - Class R5	465,725	4,475,613
MFS Global Real Estate Fund - Class R5 (v)	129,754	2,089,038
MFS Government Securities Fund - Class R5	719,166	7,227,614
MFS Growth Fund - Class R5	116,596	8,103,446
MFS High Income Fund - Class R5	1,308,649	4,698,049
MFS Inflation-Adjusted Bond Fund - Class R5	441,651	4,725,667
MFS International Growth Fund - Class R5	113,808	3,220,762
MFS International New Discovery Fund - Class R5	38,521	1,150,239
MFS International Value Fund - Class R5	92,744	3,230,280
MFS Mid Cap Growth Fund - Class R5 (a)	486,937	6,958,324
MFS Mid Cap Value Fund - Class R5	335,599	6,943,544
MFS New Discovery Fund - Class R5	56,755	1,509,105
MFS New Discovery Value Fund - Class R5	118,041	1,502,662
MFS Research Bond Fund - Class R5	855,042	9,337,057
MFS Research Fund - Class R5	195,703	7,430,855
MFS Research International Fund - Class R5	323,654	5,803,107
MFS Value Fund - Class R5	239,527	8,079,261
Total Underlying Affiliated Funds		$93,511,018

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	71,243	$71,243
Total Investments		$93,582,261

Other Assets, Less Liabilities - 0.1%		127,830
Net Assets - 100.0%		$93,710,091

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$93,582,261	$—	$—	$93,582,261

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$86,664,366
Gross unrealized appreciation	7,207,925
Gross unrealized depreciation	(290,030)
Net unrealized appreciation (depreciation)	$6,917,895

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	88,978	9,544	(1,090)	97,432
MFS Commodity Strategy Fund	304,017	51,749	(3,706)	352,060
MFS Emerging Markets Debt Fund	172,933	14,872	(2,561)	185,244
MFS Emerging Markets Equity Fund	7,884	61	(1,351)	6,594
MFS Global Bond Fund	424,953	45,109	(4,337)	465,725
MFS Global Real Estate Fund	129,028	4,492	(3,766)	129,754
MFS Government Securities Fund	614,035	107,006	(1,875)	719,166
MFS Growth Fund	113,536	6,995	(3,935)	116,596
MFS High Income Fund	1,182,307	136,377	(10,035)	1,308,649
MFS Inflation-Adjusted Bond Fund	409,077	37,566	(4,992)	441,651
MFS Institutional Money Market Portfolio	13	4,780,773	(4,709,543)	71,243
MFS International Growth Fund	108,158	7,420	(1,770)	113,808
MFS International New Discovery Fund	37,375	2,114	(968)	38,521
MFS International Value Fund	89,122	5,089	(1,467)	92,744
MFS Mid Cap Growth Fund	468,109	32,339	(13,511)	486,937
MFS Mid Cap Value Fund	319,760	22,625	(6,786)	335,599
MFS New Discovery Fund	53,161	7,799	(4,205)	56,755
MFS New Discovery Value Fund	107,660	14,460	(4,079)	118,041
MFS Research Bond Fund	746,649	111,173	(2,780)	855,042
MFS Research Fund	186,460	13,702	(4,459)	195,703
MFS Research International Fund	303,295	24,899	(4,540)	323,654
MFS Value Fund	227,861	17,373	(5,707)	239,527

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(50)	$—	$1,658	$942,166
MFS Commodity Strategy Fund	(1,229)	—	—	3,034,760
MFS Emerging Markets Debt Fund	(2,250)	—	32,034	2,830,534

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$(870)	$—	$—	$218,935
MFS Global Bond Fund	(2,861)	—	41,007	4,475,613
MFS Global Real Estate Fund	1,130	—	—	2,089,038
MFS Government Securities Fund	(575)	—	40,185	7,227,614
MFS Growth Fund	(1,068)	16,719	—	8,103,446
MFS High Income Fund	(88)	—	66,987	4,698,049
MFS Inflation-Adjusted Bond Fund	(3,439)	—	24,152	4,725,667
MFS Institutional Money Market Portfolio	—	—	25	71,243
MFS International Growth Fund	223	—	—	3,220,762
MFS International New Discovery Fund	282	—	—	1,150,239
MFS International Value Fund	507	—	—	3,230,280
MFS Mid Cap Growth Fund	(1,404)	—	—	6,958,324
MFS Mid Cap Value Fund	2,104	—	—	6,943,544
MFS New Discovery Fund	(6,584)	—	—	1,509,105
MFS New Discovery Value Fund	(1,158)	37,987	—	1,502,662
MFS Research Bond Fund	(353)	—	70,423	9,337,057
MFS Research Fund	867	—	—	7,430,855
MFS Research International Fund	164	—	—	5,803,107
MFS Value Fund	1,114	—	40,800	8,079,261

	$(15,538)	$54,706	$317,271	$93,582,261

4

QUARTERLY REPORT

July 31, 2014

MFS® LIFETIME® 2030 FUND

PORTFOLIO OF INVESTMENTS

7/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R5	323,410	$3,127,373
MFS Commodity Strategy Fund - Class R5 (v)	1,691,009	14,576,495
MFS Emerging Markets Debt Fund - Class R5	614,102	9,383,485
MFS Emerging Markets Equity Fund - Class R5	119,094	3,953,905
MFS Global Bond Fund - Class R5	1,301,906	12,511,313
MFS Global Real Estate Fund - Class R5 (v)	711,097	11,448,666
MFS Growth Fund - Class R5	566,368	39,362,547
MFS High Income Fund - Class R5	4,356,307	15,639,142
MFS Inflation-Adjusted Bond Fund - Class R5	1,558,106	16,671,732
MFS International Growth Fund - Class R5	654,784	18,530,397
MFS International New Discovery Fund - Class R5	264,829	7,907,801
MFS International Value Fund - Class R5	532,024	18,530,399
MFS Mid Cap Growth Fund - Class R5 (a)	2,258,980	32,280,817
MFS Mid Cap Value Fund - Class R5	1,560,214	32,280,818
MFS New Discovery Fund - Class R5	274,106	7,288,480
MFS New Discovery Value Fund - Class R5	572,544	7,288,480
MFS Research Bond Fund - Class R5	953,853	10,416,076
MFS Research Fund - Class R5	746,034	28,326,911
MFS Research International Fund - Class R5	1,405,415	25,199,088
MFS Value Fund - Class R5	1,166,990	39,362,565
Total Underlying Affiliated Funds		$354,086,490

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	21	$21
Total Investments		$354,086,511

Other Assets, Less Liabilities - (0.0)%		(174,864)
Net Assets - 100.0%		$353,911,647

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$354,086,511	$—	$—	$354,086,511

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$288,671,893
Gross unrealized appreciation	66,523,233
Gross unrealized depreciation	(1,108,615)
Net unrealized appreciation (depreciation)	$65,414,618

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	302,439	35,344	(14,373)	323,410
MFS Commodity Strategy Fund	1,532,609	234,251	(75,851)	1,691,009
MFS Emerging Markets Debt Fund	589,143	53,267	(28,308)	614,102
MFS Emerging Markets Equity Fund	125,354	1,453	(7,713)	119,094
MFS Global Bond Fund	1,226,902	126,126	(51,122)	1,301,906
MFS Global Real Estate Fund	741,369	7,905	(38,177)	711,097
MFS Growth Fund	565,961	22,223	(21,816)	566,368
MFS High Income Fund	4,026,075	507,581	(177,349)	4,356,307
MFS Inflation-Adjusted Bond Fund	1,508,842	130,628	(81,364)	1,558,106
MFS Institutional Money Market Portfolio	16	9,240,749	(9,240,744)	21
MFS International Growth Fund	641,094	26,308	(12,618)	654,784
MFS International New Discovery Fund	265,066	8,629	(8,866)	264,829
MFS International Value Fund	529,115	20,629	(17,720)	532,024
MFS Mid Cap Growth Fund	2,237,730	98,472	(77,222)	2,258,980
MFS Mid Cap Value Fund	1,537,837	60,232	(37,855)	1,560,214
MFS New Discovery Fund	263,035	32,672	(21,601)	274,106
MFS New Discovery Value Fund	535,497	58,335	(21,288)	572,544
MFS Research Bond Fund	919,854	82,068	(48,069)	953,853
MFS Research Fund	740,152	25,772	(19,890)	746,034
MFS Research International Fund	1,370,185	70,267	(35,037)	1,405,415
MFS Value Fund	1,142,829	52,573	(28,412)	1,166,990

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(5,033)	$—	$5,682	$3,127,373
MFS Commodity Strategy Fund	(100,515)	—	—	14,576,495
MFS Emerging Markets Debt Fund	(25,805)	—	109,707	9,383,485
MFS Emerging Markets Equity Fund	(2,762)	—	—	3,953,905

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Bond Fund	$(52,927)	$—	$118,470	$12,511,313
MFS Global Real Estate Fund	29,757	—	—	11,448,666
MFS Growth Fund	1,040	83,508	—	39,362,547
MFS High Income Fund	(11,807)	—	229,212	15,639,142
MFS Inflation-Adjusted Bond Fund	(65,602)	—	88,960	16,671,732
MFS Institutional Money Market Portfolio	—	—	37	21
MFS International Growth Fund	(10,252)	—	—	18,530,397
MFS International New Discovery Fund	(2,741)	—	—	7,907,801
MFS International Value Fund	(6,193)	—	—	18,530,399
MFS Mid Cap Growth Fund	(5,300)	—	—	32,280,817
MFS Mid Cap Value Fund	(18,316)	—	—	32,280,818
MFS New Discovery Fund	(20,102)	—	—	7,288,480
MFS New Discovery Value Fund	(6,493)	190,062	—	7,288,480
MFS Research Bond Fund	(8,480)	—	84,308	10,416,076
MFS Research Fund	(5,783)	—	—	28,326,911
MFS Research International Fund	(15,341)	—	—	25,199,088
MFS Value Fund	(17,471)	—	203,318	39,362,565

	$(350,126)	$273,570	$839,694	$354,086,511

4

QUARTERLY REPORT

July 31, 2014

MFS® LIFETIME® 2035 FUND

PORTFOLIO OF INVESTMENTS

7/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.9%
MFS Absolute Return Fund - Class R5	27,315	$264,131
MFS Commodity Strategy Fund - Class R5 (v)	368,437	3,175,930
MFS Emerging Markets Debt Fund - Class R5	51,880	792,729
MFS Emerging Markets Equity Fund - Class R5	33,122	1,099,651
MFS Global Bond Fund - Class R5	109,500	1,052,296
MFS Global Real Estate Fund - Class R5 (v)	180,126	2,900,035
MFS Growth Fund - Class R5	113,546	7,891,425
MFS High Income Fund - Class R5	366,522	1,315,814
MFS Inflation-Adjusted Bond Fund - Class R5	223,669	2,393,259
MFS International Growth Fund - Class R5	149,112	4,219,867
MFS International New Discovery Fund - Class R5	73,773	2,202,875
MFS International Value Fund - Class R5	121,716	4,239,353
MFS Mid Cap Growth Fund - Class R5 (a)	458,783	6,556,011
MFS Mid Cap Value Fund - Class R5	315,305	6,523,669
MFS New Discovery Fund - Class R5	59,307	1,576,971
MFS New Discovery Value Fund - Class R5	122,821	1,563,512
MFS Research Bond Fund - Class R5	170,535	1,862,245
MFS Research Fund - Class R5	142,821	5,422,902
MFS Research International Fund - Class R5	289,040	5,182,494
MFS Value Fund - Class R5	233,241	7,867,208
Total Underlying Affiliated Funds		$68,102,377

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	45,387	$45,387
Total Investments		$68,147,764

Other Assets, Less Liabilities - 0.0%		18,761
Net Assets - 100.0%		$68,166,525

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$68,147,764	$—	$—	$68,147,764

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$61,698,010
Gross unrealized appreciation	6,550,878
Gross unrealized depreciation	(101,124)
Net unrealized appreciation (depreciation)	$6,449,754

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	22,555	5,027	(267)	27,315
MFS Commodity Strategy Fund	305,918	67,220	(4,701)	368,437
MFS Emerging Markets Debt Fund	43,881	8,834	(835)	51,880
MFS Emerging Markets Equity Fund	32,246	2,288	(1,412)	33,122
MFS Global Bond Fund	91,339	19,972	(1,811)	109,500
MFS Global Real Estate Fund	172,427	13,295	(5,596)	180,126
MFS Growth Fund	105,750	10,538	(2,742)	113,546
MFS High Income Fund	299,939	69,776	(3,193)	366,522
MFS Inflation-Adjusted Bond Fund	197,079	32,624	(6,034)	223,669
MFS Institutional Money Market Portfolio	11	6,103,190	(6,057,814)	45,387
MFS International Growth Fund	135,872	15,348	(2,108)	149,112
MFS International New Discovery Fund	67,914	7,356	(1,497)	73,773
MFS International Value Fund	112,208	11,597	(2,089)	121,716
MFS Mid Cap Growth Fund	422,036	44,313	(7,566)	458,783
MFS Mid Cap Value Fund	289,184	28,850	(2,729)	315,305
MFS New Discovery Fund	52,942	9,741	(3,376)	59,307
MFS New Discovery Value Fund	107,516	17,925	(2,620)	122,821
MFS Research Bond Fund	150,295	23,600	(3,360)	170,535
MFS Research Fund	132,224	12,707	(2,110)	142,821
MFS Research International Fund	261,818	31,959	(4,737)	289,040
MFS Value Fund	213,150	23,067	(2,976)	233,241

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(26)	$—	$449	$264,131
MFS Commodity Strategy Fund	(544)	—	—	3,175,930
MFS Emerging Markets Debt Fund	(788)	—	8,549	792,729
MFS Emerging Markets Equity Fund	(1,252)	—	—	1,099,651

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Bond Fund	$(1,165)	$—	$9,240	$1,052,296
MFS Global Real Estate Fund	649	—	—	2,900,035
MFS Growth Fund	(163)	15,798	—	7,891,425
MFS High Income Fund	(27)	—	17,884	1,315,814
MFS Inflation-Adjusted Bond Fund	(3,960)	—	11,966	2,393,259
MFS Institutional Money Market Portfolio	—	—	22	45,387
MFS International Growth Fund	(151)	—	—	4,219,867
MFS International New Discovery Fund	182	—	—	2,202,875
MFS International Value Fund	560	—	—	4,239,353
MFS Mid Cap Growth Fund	(928)	—	—	6,556,011
MFS Mid Cap Value Fund	317	—	—	6,523,669
MFS New Discovery Fund	(4,603)	—	—	1,576,971
MFS New Discovery Value Fund	(614)	38,665	—	1,563,512
MFS Research Bond Fund	(356)	—	14,146	1,862,245
MFS Research Fund	141	—	—	5,422,902
MFS Research International Fund	(325)	—	—	5,182,494
MFS Value Fund	85	—	39,000	7,867,208

	$(12,968)	$54,463	$101,256	$68,147,764

4

QUARTERLY REPORT

July 31, 2014

MFS® LIFETIME® 2040 FUND

PORTFOLIO OF INVESTMENTS

7/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.0%
MFS Commodity Strategy Fund - Class R5 (v)	1,488,635	$12,832,030
MFS Emerging Markets Equity Fund - Class R5	154,603	5,132,816
MFS Global Real Estate Fund - Class R5 (v)	797,021	12,832,030
MFS Growth Fund - Class R5	443,120	30,796,873
MFS Inflation-Adjusted Bond Fund - Class R5	599,628	6,416,015
MFS International Growth Fund - Class R5	634,800	17,964,845
MFS International New Discovery Fund - Class R5	343,792	10,265,624
MFS International Value Fund - Class R5	515,787	17,964,846
MFS Mid Cap Growth Fund - Class R5 (a)	1,795,945	25,664,061
MFS Mid Cap Value Fund - Class R5	1,240,409	25,664,061
MFS New Discovery Fund - Class R5	241,294	6,416,015
MFS New Discovery Value Fund - Class R5	504,007	6,416,015
MFS Research Bond Fund - Class R5	587,548	6,416,022
MFS Research Fund - Class R5	540,723	20,531,248
MFS Research International Fund - Class R5	1,145,078	20,531,251
MFS Value Fund - Class R5	913,041	30,796,877
Total Underlying Affiliated Funds		$256,640,629

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	272,283	$272,283
Total Investments		$256,912,912

Other Assets, Less Liabilities - (0.1)%		(238,835)
Net Assets - 100.0%		$256,674,077

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$256,912,912	$—	$—	$256,912,912

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$202,269,972
Gross unrealized appreciation	55,302,890
Gross unrealized depreciation	(659,950)
Net unrealized appreciation (depreciation)	$54,642,940

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	1,353,552	198,000	(62,917)	1,488,635
MFS Emerging Markets Equity Fund	161,506	4,459	(11,362)	154,603
MFS Global Real Estate Fund	827,378	24,325	(54,682)	797,021
MFS Growth Fund	448,513	16,508	(21,901)	443,120
MFS Inflation-Adjusted Bond Fund	597,312	44,783	(42,467)	599,628
MFS Institutional Money Market Portfolio	9	8,826,968	(8,554,694)	272,283
MFS International Growth Fund	622,943	30,847	(18,990)	634,800
MFS International New Discovery Fund	340,697	16,014	(12,919)	343,792
MFS International Value Fund	514,356	23,175	(21,744)	515,787
MFS Mid Cap Growth Fund	1,800,938	75,811	(80,804)	1,795,945
MFS Mid Cap Value Fund	1,237,301	42,897	(39,789)	1,240,409
MFS New Discovery Fund	233,399	32,469	(24,574)	241,294
MFS New Discovery Value Fund	475,662	54,324	(25,979)	504,007
MFS Research Bond Fund	577,511	46,249	(36,212)	587,548
MFS Research Fund	544,660	14,465	(18,402)	540,723
MFS Research International Fund	1,129,868	54,805	(39,595)	1,145,078
MFS Value Fund	905,347	34,785	(27,091)	913,041

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(84,087)	$—	$—	$12,832,030
MFS Emerging Markets Equity Fund	(5,304)	—	—	5,132,816
MFS Global Real Estate Fund	34,138	—	—	12,832,030
MFS Growth Fund	9,280	66,102	—	30,796,873
MFS Inflation-Adjusted Bond Fund	(33,276)	—	34,921	6,416,015
MFS Institutional Money Market Portfolio	—	—	37	272,283
MFS International Growth Fund	(9,874)	—	—	17,964,845
MFS International New Discovery Fund	(4,097)	—	—	10,265,624

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS International Value Fund	$(6,587)	$—	$—	$17,964,846
MFS Mid Cap Growth Fund	3,149	—	—	25,664,061
MFS Mid Cap Value Fund	(4,542)	—	—	25,664,061
MFS New Discovery Fund	(15,209)	—	—	6,416,015
MFS New Discovery Value Fund	(4,430)	169,309	—	6,416,015
MFS Research Bond Fund	(6,242)	—	52,742	6,416,022
MFS Research Fund	8,627	—	—	20,531,248
MFS Research International Fund	(11,876)	—	—	20,531,251
MFS Value Fund	(9,694)	—	161,213	30,796,877

	$(140,024)	$235,411	$248,913	$256,912,912

4

QUARTERLY REPORT

July 31, 2014

MFS® LIFETIME® 2045 FUND

PORTFOLIO OF INVESTMENTS

7/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.8%
MFS Commodity Strategy Fund - Class R5 (v)	213,096	$1,836,887
MFS Emerging Markets Equity Fund - Class R5	21,875	726,255
MFS Global Real Estate Fund - Class R5 (v)	113,386	1,825,507
MFS Growth Fund - Class R5	62,708	4,358,227
MFS Inflation-Adjusted Bond Fund - Class R5	86,417	924,659
MFS International Growth Fund - Class R5	89,549	2,534,240
MFS International New Discovery Fund - Class R5	48,777	1,456,488
MFS International Value Fund - Class R5	73,021	2,543,309
MFS Mid Cap Growth Fund - Class R5 (a)	254,514	3,637,001
MFS Mid Cap Value Fund - Class R5	175,267	3,626,274
MFS New Discovery Fund - Class R5	34,219	909,894
MFS New Discovery Value Fund - Class R5	71,196	906,325
MFS Research Bond Fund - Class R5	84,615	923,993
MFS Research Fund - Class R5	76,267	2,895,876
MFS Research International Fund - Class R5	162,039	2,905,359
MFS Value Fund - Class R5	128,722	4,341,797
Total Underlying Affiliated Funds		$36,352,091

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	37,889	$37,889
Total Investments		$36,389,980

Other Assets, Less Liabilities - 0.1%		44,655
Net Assets - 100.0%		$36,434,635

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

2

Supplemental Information (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$36,389,980	$—	$—	$36,389,980

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$32,912,192
Gross unrealized appreciation	3,533,437
Gross unrealized depreciation	(55,649)
Net unrealized appreciation (depreciation)	$3,477,788

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	171,357	43,431	(1,692)	213,096
MFS Emerging Markets Equity Fund	20,497	2,123	(745)	21,875
MFS Global Real Estate Fund	104,895	10,242	(1,751)	113,386
MFS Growth Fund	56,798	6,780	(870)	62,708
MFS Inflation-Adjusted Bond Fund	75,639	12,341	(1,563)	86,417
MFS Institutional Money Market Portfolio	7,936	3,744,469	(3,714,516)	37,889
MFS International Growth Fund	78,831	10,884	(166)	89,549
MFS International New Discovery Fund	43,074	5,810	(107)	48,777
MFS International Value Fund	65,075	8,119	(173)	73,021
MFS Mid Cap Growth Fund	228,007	29,954	(3,447)	254,514
MFS Mid Cap Value Fund	156,277	20,053	(1,063)	175,267
MFS New Discovery Fund	29,700	6,933	(2,414)	34,219
MFS New Discovery Value Fund	60,332	12,060	(1,196)	71,196
MFS Research Bond Fund	73,180	12,419	(984)	84,615
MFS Research Fund	68,900	8,022	(655)	76,267
MFS Research International Fund	142,831	19,519	(311)	162,039
MFS Value Fund	114,576	14,670	(524)	128,722

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(392)	$—	$—	$1,836,887
MFS Emerging Markets Equity Fund	(683)	—	—	726,255
MFS Global Real Estate Fund	111	—	—	1,825,507
MFS Growth Fund	(1,705)	8,553	—	4,358,227
MFS Inflation-Adjusted Bond Fund	(1,030)	—	4,624	924,659
MFS Institutional Money Market Portfolio	—	—	18	37,889
MFS International Growth Fund	3	—	—	2,534,240
MFS International New Discovery Fund	(16)	—	—	1,456,488
MFS International Value Fund	(64)	—	—	2,543,309
MFS Mid Cap Growth Fund	(1,707)	—	—	3,637,001
MFS Mid Cap Value Fund	184	—	—	3,626,274
MFS New Discovery Fund	(3,340)	—	—	909,894
MFS New Discovery Value Fund	(266)	21,876	—	906,325
MFS Research Bond Fund	(104)	—	6,969	923,993
MFS Research Fund	(51)	—	—	2,895,876
MFS Research International Fund	(46)	—	—	2,905,359
MFS Value Fund	8	—	21,347	4,341,797

	$(9,098)	$30,429	$32,958	$36,389,980

4

QUARTERLY REPORT

July 31, 2014

MFS® LIFETIME® 2050 FUND

PORTFOLIO OF INVESTMENTS

7/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.8%
MFS Commodity Strategy Fund - Class R5 (v)	375,852	$3,239,847
MFS Emerging Markets Equity Fund - Class R5	38,938	1,292,730
MFS Global Real Estate Fund - Class R5 (v)	200,979	3,235,755
MFS Growth Fund - Class R5	111,625	7,757,960
MFS Inflation-Adjusted Bond Fund - Class R5	151,565	1,621,743
MFS International Growth Fund - Class R5	159,553	4,515,339
MFS International New Discovery Fund - Class R5	86,645	2,587,232
MFS International Value Fund - Class R5	129,943	4,525,930
MFS Mid Cap Growth Fund - Class R5 (a)	452,418	6,465,053
MFS Mid Cap Value Fund - Class R5	312,460	6,464,790
MFS New Discovery Fund - Class R5	60,796	1,616,574
MFS New Discovery Value Fund - Class R5	126,951	1,616,084
MFS Research Bond Fund - Class R5	148,489	1,621,502
MFS Research Fund - Class R5	135,984	5,163,321
MFS Research International Fund - Class R5	288,457	5,172,029
MFS Value Fund - Class R5	229,581	7,743,763
Total Underlying Affiliated Funds		$64,639,652

Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	227,482	$227,482
Total Investments		$64,867,134

Other Assets, Less Liabilities - (0.2)%		(110,776)
Net Assets - 100.0%		$64,756,358

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$64,867,134	$—	$—	$64,867,134

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$56,882,895
Gross unrealized appreciation	8,107,818
Gross unrealized depreciation	(123,579)
Net unrealized appreciation (depreciation)	$7,984,239

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	312,845	72,550	(9,543)	375,852
MFS Emerging Markets Equity Fund	37,541	3,162	(1,765)	38,938
MFS Global Real Estate Fund	190,900	17,464	(7,385)	200,979
MFS Growth Fund	104,008	11,692	(4,075)	111,625
MFS Inflation-Adjusted Bond Fund	138,227	20,487	(7,149)	151,565
MFS Institutional Money Market Portfolio	8	5,850,111	(5,622,637)	227,482
MFS International Growth Fund	143,448	17,945	(1,840)	159,553
MFS International New Discovery Fund	78,697	9,481	(1,533)	86,645
MFS International Value Fund	118,295	13,480	(1,832)	129,943
MFS Mid Cap Growth Fund	417,936	48,979	(14,497)	452,418
MFS Mid Cap Value Fund	285,548	29,665	(2,753)	312,460
MFS New Discovery Fund	54,752	10,671	(4,627)	60,796
MFS New Discovery Value Fund	110,746	19,484	(3,279)	126,951
MFS Research Bond Fund	133,620	20,463	(5,594)	148,489
MFS Research Fund	125,985	12,560	(2,561)	135,984
MFS Research International Fund	260,930	32,186	(4,659)	288,457
MFS Value Fund	208,764	24,628	(3,811)	229,581

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(12,661)	$—	$—	$3,239,847
MFS Emerging Markets Equity Fund	(748)	—	—	1,292,730
MFS Global Real Estate Fund	608	—	—	3,235,755
MFS Growth Fund	(2,773)	15,683	—	7,757,960
MFS Inflation-Adjusted Bond Fund	(5,962)	—	8,410	1,621,743
MFS Institutional Money Market Portfolio	—	—	24	227,482
MFS International Growth Fund	(66)	—	—	4,515,339
MFS International New Discovery Fund	(201)	—	—	2,587,232

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS International Value Fund	$(69)	$—	$—	$4,525,930
MFS Mid Cap Growth Fund	(4,151)	—	—	6,465,053
MFS Mid Cap Value Fund	41	—	—	6,464,790
MFS New Discovery Fund	(6,537)	—	—	1,616,574
MFS New Discovery Value Fund	(684)	40,068	—	1,616,084
MFS Research Bond Fund	(901)	—	12,683	1,621,502
MFS Research Fund	(79)	—	—	5,163,321
MFS Research International Fund	(484)	—	—	5,172,029
MFS Value Fund	227	—	39,022	7,743,763

	$(34,440)	$55,751	$60,139	$64,867,134

4

QUARTERLY REPORT

July 31, 2014

MFS® LIFETIME® 2055 FUND

PORTFOLIO OF INVESTMENTS

7/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 98.6%
MFS Commodity Strategy Fund - Class R5 (v)	31,993	$275,796
MFS Emerging Markets Equity Fund - Class R5	3,283	108,973
MFS Global Real Estate Fund - Class R5 (v)	16,991	273,549
MFS Growth Fund - Class R5	9,402	653,470
MFS Inflation-Adjusted Bond Fund - Class R5	12,970	138,777
MFS International Growth Fund - Class R5	13,473	381,284
MFS International New Discovery Fund - Class R5	7,320	218,577
MFS International Value Fund - Class R5	10,960	381,719
MFS Mid Cap Growth Fund - Class R5 (a)	38,103	544,489
MFS Mid Cap Value Fund - Class R5	26,348	545,134
MFS New Discovery Fund - Class R5	5,120	136,144
MFS New Discovery Value Fund - Class R5	10,701	136,227
MFS Research Bond Fund - Class R5	12,693	138,612
MFS Research Fund - Class R5	11,471	435,554
MFS Research International Fund - Class R5	24,330	436,228
MFS Value Fund - Class R5	19,372	653,421
Total Underlying Affiliated Funds		$5,457,954

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	55,324	$55,324
Total Investments		$5,513,278

Other Assets, Less Liabilities - 0.4%		19,720
Net Assets - 100.0%		$5,532,998

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,513,278	$—	$—	$5,513,278

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,120,550
Gross unrealized appreciation	397,404
Gross unrealized depreciation	(4,676)
Net unrealized appreciation (depreciation)	$392,728

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	23,625	9,501	(1,133)	31,993
MFS Emerging Markets Equity Fund	2,836	621	(174)	3,283
MFS Global Real Estate Fund	14,411	3,332	(752)	16,991
MFS Growth Fund	7,851	2,077	(526)	9,402
MFS Inflation-Adjusted Bond Fund	10,432	3,235	(697)	12,970
MFS Institutional Money Market Portfolio	12,078	1,000,724	(957,478)	55,324
MFS International Growth Fund	10,819	3,042	(388)	13,473
MFS International New Discovery Fund	5,939	1,681	(300)	7,320
MFS International Value Fund	8,924	2,387	(351)	10,960
MFS Mid Cap Growth Fund	31,510	8,403	(1,810)	38,103
MFS Mid Cap Value Fund	21,548	5,767	(967)	26,348
MFS New Discovery Fund	4,133	1,509	(522)	5,120
MFS New Discovery Value Fund	8,363	2,818	(480)	10,701
MFS Research Bond Fund	10,077	3,107	(491)	12,693
MFS Research Fund	9,512	2,415	(456)	11,471
MFS Research International Fund	19,695	5,501	(866)	24,330
MFS Value Fund	15,756	4,236	(620)	19,372

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(785)	$—	$—	$275,796
MFS Emerging Markets Equity Fund	9	—	—	108,973
MFS Global Real Estate Fund	56	—	—	273,549
MFS Growth Fund	(544)	1,172	—	653,470
MFS Inflation-Adjusted Bond Fund	(521)	—	661	138,777
MFS Institutional Money Market Portfolio	—	—	9	55,324
MFS International Growth Fund	(86)	—	—	381,284
MFS International New Discovery Fund	(69)	—	—	218,577
MFS International Value Fund	(118)	—	—	381,719
MFS Mid Cap Growth Fund	(618)	—	—	544,489
MFS Mid Cap Value Fund	(86)	—	—	545,134
MFS New Discovery Fund	(947)	—	—	136,144
MFS New Discovery Value Fund	(231)	3,010	—	136,227
MFS Research Bond Fund	(82)	—	993	138,612
MFS Research Fund	(47)	—	—	435,554
MFS Research International Fund	(139)	—	—	436,228
MFS Value Fund	(50)	—	3,023	653,421

	$(4,258)	$4,182	$4,686	$5,513,278

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 15, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 15, 2014

*	Print name and title of each signing officer under his or her signature.